ADVANCES TO SUPPLIERS (Tables)	12 Months Ended
Dec. 31, 2024
ADVANCES TO SUPPLIERS
Schedule of advances to suppliers

	12/31/2024	12/31/2023
Forestry development program and partnerships	2,503,537	2,242,229
Advance to suppliers - others	92,133	113,743
	2,595,670	2,355,972

Current	92,133	113,743
Non-current	2,503,537	2,242,229